Document and Entity Information	May 04, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	SYSCO CORP
Amendment Flag	false
Entity Central Index Key	0000096021
Document Type	8-K
Document Period End Date	May 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-06544
Entity Tax Identification Number	74-1648137
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077
City Area Code	(281)
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $1.00 Par Value
Trading Symbol	SYY
Security Exchange Name	NYSE
Senior Notes 125 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.25% Notes due June 2023
Trading Symbol	SYY23
Security Exchange Name	NYSE